Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

9. Related parties

9.1. Remuneration of key management personnel

Total key management personnel remuneration (8 administrators in 2020 and 2019,) for the periods ended December 31, 2020 and 2019 are summarized as follows:

	12/31/2020	12/31/2019
Short-term employee benefits
Payment of Directors' fees	10,665	10,774
Share‑based payments	5,805	19,794
	16,470	30,568